Commitments and Contingencies - Lessee Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	40 years
Lease, Cost [Abstract]
Operating lease costs:	$ 51	$ 49
Finance lease cost - Amortization of leased assets	0	0
Finance lease cost - Interest expense	0	0
Short-term lease cost	2	2
Variable lease cost	15	12
Sublease income	(42)	(39)
Net lease cost	$ 26	$ 24
Lease Term and Discount Rate Abstract [Abstract]
Operating leases	22 years	22 years
Finance leases	27 years	28 years
Operating leases	6.00%	6.00%
Finance leases	4.00%	4.00%
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (51)	$ (49)
Operating cash flows from finance leases	0	0
Financing cash flows from finance leases	0	0
Leased assets obtained in exchange for new finance lease liabilities	0	0
Leased assets obtained in exchange for new operating lease liabilities	0	$ 17
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
2024	50
2025	48
2026	47
2027	46
2028	45
Operating lease - Thereafter	726
Total lease payment	962
Less: interest	429
Present value of lease liabilities - Operating leases	533
Finance Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
2024	0
2025	0
2026	0
2027	0
2028	0
Finance lease - Thereafter	15
Total lease payments	15
Less: interest	6
Present value of lease liabilities - Finance leases	9
Maturity of lease liabilities [Abstract]
2024	50
2025	48
2026	47
2027	46
2028	45
Thereafter	741
Total lease payment	977
Less: interest	435
Present value of lease liabilities	$ 542
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	30 years
Lessee, Operating Lease, Renewal Term	20 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Lessee, Operating Lease, Renewal Term	1 year